LoCorr Investment Trust
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

March 6, 2019

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	LoCorr Investment Trust (the “Trust”)
Registration Nos: 333-171360 and 811-22509

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, on behalf of its series, LoCorr Macro Strategies Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Dynamic Equity Fund, LoCorr Spectrum Income Fund, and LoCorr Market Trend Fund, hereby certifies that the form of Prospectuses and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the recent amendment for the Trust dated March 1, 2019, and filed electronically as Post-Effective Amendment No. 45 to the Trust’s Registration Statement on Form N‑1A on March 1, 2019.

If you have any questions or require further information, please contact the undersigned at (414) 765-6620.

Sincerely,

/s/ Alia M. Vasquez
Alia M. Vasquez
Vice President
For U.S. Bank Global Fund Services,
as Administrator to the Trust